Fair value of financial instruments - Information about Significant Unobservable Inputs (Level 3) Used in Valuation of Assets Measured at Fair Value on Nonrecurring Basis (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans		$ 23,810
Fair Value, Measurements, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other real estate owned	$ 6,662	9,774
Impaired loans	18,560	10,691
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Collateral dependent loans	18,560
Other real estate owned	6,662	9,774
Impaired loans	$ 18,560	$ 10,691
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Collateral dependent loans, measurement input	0
Other real estate owned, measurement input	0	0
Impaired loans, measurement input	0.00%
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Collateral dependent loans, measurement input	0.30
Other real estate owned, measurement input	0.15	0.15
Impaired loans, measurement input	30.00%